Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Schedule of Minimum Hedging Requirements	As at December 31, 2023 the Company was compliant with all covenants.
As at December 31 ($ thousands)	2023	2022
US dollar denominated debt:
Redeemed 12.00% senior notes issued at 96.5% of par (US$217.9 million at December 31, 2022)(1)	$-	$295,173
Unamortized debt discount and debt issue costs	-	(40,765)
New 12.00% senior notes issued at 98% of par (USD$300 million at December 31, 2023)(1)	396,780	-
Unamortized debt discount and debt issue costs	(20,430)	-
Total term debt	$376,350	$254,408
Current portion of long-term debt	44,321	63,250
Long-term debt	$332,029	$191,158

Schedule of Options of Redemption Prices	The following table discloses the redemption amount including the “make whole” premium on redemption of the New Notes:
US$300 million 12.00% senior notes
On or after October 1, 2025 to October 1, 2026	106.0
On or after October 1, 2026 to October 1, 2027	103.0
On or after October 1, 2027	100.0